Related Party Transactions - Additional Information (Details) - Affiliated Entity [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Net sales to affiliated companies	$ 418.8	$ 423.6	$ 346.6
Accounts receivable due from affiliated companies	$ 64.2	$ 65.1